Jan. 28, 2019

JOHCM GLOBAL INCOME BUILDER FUND

A SERIES OF ADVISERS INVESTMENT TRUST

Supplement dated June 28, 2019

to the Prospectus and Statement of Additional Information dated January 28, 2019

Effective immediately, Class II shares of the JOHCM Global Income Builder Fund are being publicly offered. With Class II shares of the JOHCM Global Income Builder Fund now being publicly offered, the following changes are being made to the Prospectus:

On the cover page of the Prospectus, under the heading “JOHCM Global Income Builder Fund,” the information related to share classes is deleted in its entirety and replaced with the following:

Institutional Shares (Ticker: JOBIX)

Class I Shares (Ticker: JOFIX)

Class II Shares (Ticker: JOIIX)

On page 38 of the Prospectus, under the heading “Performance Information,” the paragraph pertaining to performance information for the JOHCM Global Income Builder Fund is deleted in its entirety and replaced with the following:

The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund’s performance for the year, and by showing how the Fund’s average annual return compares with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. After-tax returns are shown for Institutional Share Class only and will vary from the after-tax returns for the other share classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. As Class II shares of the Fund do not have returns for a full calendar year, no investment return information is presented for Class II shares of the Fund at this time. In the future, investment return information will be presented for Class II shares of the Fund in this section of the prospectus. The information will give some indication of the risks of investing in Class II shares of the Fund by comparing investment returns of Class II shares of the Fund with a broad measure of market performance. Updated performance information is available by calling 866-260-9549 (toll free) or 312-557-5913.